Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated May 18, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017, March 2, 2017 and April 7, 2017

Effective immediately, the following table and related footnotes replace the “Annual Fund Operating Expenses” table (and existing footnotes corresponding to that table) in the “Fees and Expenses” section for Ivy Pictet Emerging Markets Local Currency Debt Fund on page 16:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class E	Class I	Class N	Class R	Class Y
Management Fees[3]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	0.00%	0.00%	0.50%	0.25%
Other Expenses	0.88%	0.59%	0.57%	0.72%	0.57%	0.81%	0.71%
Total Annual Fund Operating Expenses	1.88%	2.34%	1.57%	1.47%	1.32%	2.06%	1.71%
Fee Waiver and/or Expense Reimbursement[4,5]	0.63%	0.51%	0.51%	0.67%	0.52%	0.56%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.83%	1.06%	0.80%	0.80%	1.50%	1.20%

[3]	Management Fees have been restated, effective May 18, 2017, thereby causing the Total Annual Fund Operating Expenses to not correlate to the expense ratio shown in the Financial Highlights table.

[4]	Through January 31, 2019, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) for the Fund’s Class A shares and Class Y shares at 1.25%; Class C shares at 2.00%; Class E shares at 1.40%; Class I shares and Class N shares at 0.80%; and Class R shares at 1.50%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board). Certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes below its respective expense cap.

[5]	Through January 31, 2018, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IDI, WISC or the Board.

Effective immediately, the following replaces the “Example” section for Ivy Pictet Emerging Markets Local Currency Debt Fund on pages 16-17:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$695	$1,074	$1,478	$2,601
Class C Shares	186	682	1,204	2,637
Class E Shares	697	1,055	1,436	2,494
Class I Shares	82	399	739	1,700
Class N Shares	82	367	674	1,545
Class R Shares	153	592	1,057	2,345
Class Y Shares	122	489	880	1,977

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$695	$1,074	$1,478	$2,601
Class C Shares	186	682	1,204	2,637
Class E Shares	697	1,055	1,436	2,494
Class I Shares	82	399	739	1,700
Class N Shares	82	367	674	1,545
Class R Shares	153	592	1,057	2,345
Class Y Shares	122	489	880	1,977

Ivy Pictet Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated May 18, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017, March 2, 2017 and April 7, 2017

Effective immediately, the following table and related footnotes replace the “Annual Fund Operating Expenses” table (and existing footnotes corresponding to that table) in the “Fees and Expenses” section for Ivy Pictet Emerging Markets Local Currency Debt Fund on page 16:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class E	Class I	Class N	Class R	Class Y
Management Fees[3]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.25%	0.00%	0.00%	0.50%	0.25%
Other Expenses	0.88%	0.59%	0.57%	0.72%	0.57%	0.81%	0.71%
Total Annual Fund Operating Expenses	1.88%	2.34%	1.57%	1.47%	1.32%	2.06%	1.71%
Fee Waiver and/or Expense Reimbursement[4,5]	0.63%	0.51%	0.51%	0.67%	0.52%	0.56%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.83%	1.06%	0.80%	0.80%	1.50%	1.20%

[3]	Management Fees have been restated, effective May 18, 2017, thereby causing the Total Annual Fund Operating Expenses to not correlate to the expense ratio shown in the Financial Highlights table.

[4]	Through January 31, 2019, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) for the Fund’s Class A shares and Class Y shares at 1.25%; Class C shares at 2.00%; Class E shares at 1.40%; Class I shares and Class N shares at 0.80%; and Class R shares at 1.50%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board). Certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes below its respective expense cap.

[5]	Through January 31, 2018, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IDI, WISC or the Board.

Effective immediately, the following replaces the “Example” section for Ivy Pictet Emerging Markets Local Currency Debt Fund on pages 16-17:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$695	$1,074	$1,478	$2,601
Class C Shares	186	682	1,204	2,637
Class E Shares	697	1,055	1,436	2,494
Class I Shares	82	399	739	1,700
Class N Shares	82	367	674	1,545
Class R Shares	153	592	1,057	2,345
Class Y Shares	122	489	880	1,977

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$695	$1,074	$1,478	$2,601
Class C Shares	186	682	1,204	2,637
Class E Shares	697	1,055	1,436	2,494
Class I Shares	82	399	739	1,700
Class N Shares	82	367	674	1,545
Class R Shares	153	592	1,057	2,345
Class Y Shares	122	489	880	1,977

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019 January 31, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.63%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 695
3 Years	rr_ExpenseExampleYear03	1,074
5 Year	rr_ExpenseExampleYear05	1,478
10 Years	rr_ExpenseExampleYear10	2,601
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,074
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,478
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,601
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.83%
1 Year	rr_ExpenseExampleYear01	$ 186
3 Years	rr_ExpenseExampleYear03	682
5 Year	rr_ExpenseExampleYear05	1,204
10 Years	rr_ExpenseExampleYear10	2,637
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,204
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,637
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 697
3 Years	rr_ExpenseExampleYear03	1,055
5 Year	rr_ExpenseExampleYear05	1,436
10 Years	rr_ExpenseExampleYear10	2,494
1 Year	rr_ExpenseExampleNoRedemptionYear01	697
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,055
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,436
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,494
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.67%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	399
5 Year	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,700
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	399
5 Year	rr_ExpenseExampleNoRedemptionYear05	739
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,700
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	367
5 Year	rr_ExpenseExampleYear05	674
10 Years	rr_ExpenseExampleYear10	1,545
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	367
5 Year	rr_ExpenseExampleNoRedemptionYear05	674
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,545
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	$ 153
3 Years	rr_ExpenseExampleYear03	592
5 Year	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,345
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	592
5 Year	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,345
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	489
5 Year	rr_ExpenseExampleYear05	880
10 Years	rr_ExpenseExampleYear10	1,977
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	489
5 Year	rr_ExpenseExampleNoRedemptionYear05	880
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,977

[1]	Management Fees have been restated, effective May 18, 2017, thereby causing the Total Annual Fund Operating Expenses to not correlate to the expense ratio shown in the Financial Highlights table.
[2]	Through January 31, 2018, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IDI, WISC or the Board.
[3]	Through January 31, 2019, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) for the Fund’s Class A shares and Class Y shares at 1.25%; Class C shares at 2.00%; Class E shares at 1.40%; Class I shares and Class N shares at 0.80%; and Class R shares at 1.50%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board). Certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes below its respective expense cap.